Shareholder Report		12 Months Ended
	Sep. 01, 2023	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS ASSET ALLOCATION TRUST
Entity Central Index Key		0000926425
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2024
C000016765
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Conservative Allocation Fund
Class Name		Class A
Trading Symbol		SPDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.62%

Gross expense ratio as of the latest prospectus: 1.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.62%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	13.07%	4.21%	3.62%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	6.57%	2.98%	3.01%
MSCI ACWI All Cap Index	22.55%	11.79%	8.53%
Bloomberg Global Aggregate Index	6.90%	-1.37%	0.12%
S&P Target Risk Conservative Index	12.34%	3.94%	4.04%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2023
AssetsNet		$ 64,024,039
Holdings Count | Holding		23
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	64,024,039
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	53
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
Fixed Income - Exchange-Traded Funds	47%
Fixed Income - Money Market Funds	4%
Equity - Equity Funds	32%
Equity - Exchange-Traded Funds	9%
Government & Agency Obligations	1%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.05% to 0.95%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.05% to 0.95%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016768
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Conservative Allocation Fund
Class Name		Class C
Trading Symbol		SPDCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.37%

Gross expense ratio as of the latest prospectus: 2.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.37%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	12.23%	3.44%	2.85%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	11.23%	3.44%	2.85%
MSCI ACWI All Cap Index	22.55%	11.79%	8.53%
Bloomberg Global Aggregate Index	6.90%	-1.37%	0.12%
S&P Target Risk Conservative Index	12.34%	3.94%	4.04%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2023
AssetsNet		$ 64,024,039
Holdings Count | Holding		23
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	64,024,039
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	53
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
Fixed Income - Exchange-Traded Funds	47%
Fixed Income - Money Market Funds	4%
Equity - Equity Funds	32%
Equity - Exchange-Traded Funds	9%
Government & Agency Obligations	1%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.80% to 1.70%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.80% to 1.70%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016769
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Conservative Allocation Fund
Class Name		Class S
Trading Symbol		SPBAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Conservative Allocation Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$39	0.37%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	13.38%	4.47%	3.89%
MSCI ACWI All Cap Index	22.55%	11.79%	8.53%
Bloomberg Global Aggregate Index	6.90%	-1.37%	0.12%
S&P Target Risk Conservative Index	12.34%	3.94%	4.04%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2023
AssetsNet		$ 64,024,039
Holdings Count | Holding		23
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	64,024,039
Number of Portfolio Holdings	23
Portfolio Turnover Rate (%)	53
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	7%
Fixed Income - Exchange-Traded Funds	47%
Fixed Income - Money Market Funds	4%
Equity - Equity Funds	32%
Equity - Exchange-Traded Funds	9%
Government & Agency Obligations	1%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.80% to 0.70%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.80% to 0.70%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016756
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Moderate Allocation Fund
Class Name		Class A
Trading Symbol		PLUSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.62%

Gross expense ratio as of the latest prospectus: 1.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.62%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	16.55%	6.74%	5.10%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	9.85%	5.48%	4.47%
MSCI ACWI All Cap Index	22.55%	11.79%	8.53%
Bloomberg Global Aggregate Index	6.90%	-1.37%	0.12%
S&P Target Risk Moderate Index	13.84%	5.14%	4.81%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2023
AssetsNet		$ 21,471,737
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	21,471,737
Number of Portfolio Holdings	24
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	6%
Fixed Income - Exchange-Traded Funds	25%
Fixed Income - Money Market Funds	1%
Equity - Equity Funds	53%
Equity - Exchange-Traded Funds	14%
Government & Agency Obligations	1%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.10% to 1.06%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.10% to 1.06%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016758
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Moderate Allocation Fund
Class Name		Class C
Trading Symbol		PLSCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.36%

Gross expense ratio as of the latest prospectus: 2.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 147
Expense Ratio, Percent		1.36%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	15.57%	5.93%	4.31%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	14.57%	5.93%	4.31%
MSCI ACWI All Cap Index	22.55%	11.79%	8.53%
Bloomberg Global Aggregate Index	6.90%	-1.37%	0.12%
S&P Target Risk Moderate Index	13.84%	5.14%	4.81%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2023
AssetsNet		$ 21,471,737
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	21,471,737
Number of Portfolio Holdings	24
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	6%
Fixed Income - Exchange-Traded Funds	25%
Fixed Income - Money Market Funds	1%
Equity - Equity Funds	53%
Equity - Exchange-Traded Funds	14%
Government & Agency Obligations	1%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.85% to 1.81%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.85% to 1.81%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016759
Shareholder Report [Line Items]
Fund Name		DWS Multi-Asset Moderate Allocation Fund
Class Name		Class S
Trading Symbol		PPLSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Multi-Asset Moderate Allocation Fund ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$40	0.37%

Gross expense ratio as of the latest prospectus: 1.52%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.37%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	16.87%	7.02%	5.35%
MSCI ACWI All Cap Index	22.55%	11.79%	8.53%
Bloomberg Global Aggregate Index	6.90%	-1.37%	0.12%
S&P Target Risk Moderate Index	13.84%	5.14%	4.81%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2023
AssetsNet		$ 21,471,737
Holdings Count | Holding		24
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	21,471,737
Number of Portfolio Holdings	24
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Fixed Income - Bond Funds	6%
Fixed Income - Exchange-Traded Funds	25%
Fixed Income - Money Market Funds	1%
Equity - Equity Funds	53%
Equity - Exchange-Traded Funds	14%
Government & Agency Obligations	1%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.85% to 0.81%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.85% to 0.81%. The cap includes indirect expenses of underlying funds and excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.